TAXES BASED ON INCOME (Details 6) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 28, 2013
Continuing operations
Tax benefit	$ 4.3
Discontinued operations
Tax benefit	$ 6.0